U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

August 24, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    MANAGER DIRECTED PORTFOLIOS (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897

Dear Sir or Madam:

Pursuant to Rule 485(a)(2) of the Securities Act of 1933, as amended, (the “1933 Act”), the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith by the Trust to add a new series is Post-Effective Amendment No. 136 and Amendment No. 139, to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The primary purpose of the Amendment is to register shares on behalf of the Vert Global Sustainable Real Estate ETF as a new series of the Trust.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (920) 360-7173 or alyssa.bernard@usbank.com.

Very truly yours,

/s/ Alyssa M. Bernard
Alyssa M. Bernard
Vice President & Secretary
U.S. Bank Global Fund Services
as Administrator of the Trust

Enclosures